NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Collegium Pharmaceutical, Inc. (the "Company") was incorporated in Delaware in April 2002 and then reincorporated in Virginia in July 2014. The Company has its principal operations in Canton, Massachusetts. The Company is a specialty pharmaceutical company developing and planning to commercialize next-generation abuse-deterrent products that incorporate the Company's patented DETERx® platform technology for the treatment of chronic pain and other diseases. The Company's lead product candidate, Xtampza™ ER, or Xtampza, is an abuse-deterrent, extended-release, oral formulation of oxycodone, a widely prescribed opioid medication. Xtampza has received Fast Track status from the U.S. Food and Drug Administration ("FDA"). The Company's new drug application ("NDA") filing for Xtampza was accepted by the FDA on February 10, 2015. On February 25, 2015, the FDA set a Prescription Drug User Fee Act, or PDUFA, goal date of October 12, 2015 for completion of its review of the Xtampza NDA. On November 6, 2015, the FDA granted tentative approval to the Xtampza NDA for the management of pain severe enough to require daily, around-the-clock, long-term opioid treatment and for which alternative treatment options are inadequate. With a tentative approval, the FDA has determined that Xtampza meets the required quality, safety and efficacy standards for approval but that it is subject to an automatic stay of up to 30 months as a result of patent litigation filed by Purdue Pharma, L.P (Purdue) in March 2015.

The Company's operations are subject to certain risks and uncertainties. The principal risks include negative outcome of clinical trials, inability or delay in completing clinical trials or obtaining regulatory approvals, changing market conditions for products being developed by the Company, the need to retain key personnel and protect intellectual property, patent infringement litigation and the availability of additional capital financing on terms acceptable to the Company.

1. NATURE OF BUSINESS

Organization

Collegium Pharmaceutical, Inc. (the "Company") was incorporated in Delaware in April 2002 and then reincorporated in Virginia in July 2014. The Company has its principal operations in Canton, Massachusetts. The Company is a specialty pharmaceutical company developing and planning to commercialize next-generation abuse-deterrent products that incorporate the Company's patented DETERx® platform technology for the treatment of chronic pain and other diseases. The Company's lead product candidate, Xtampza™ ER, or Xtampza, is an abuse-deterrent, extended-release, oral formulation of oxycodone, a widely prescribed opioid medication. Xtampza has received Fast Track status from the U.S. Food and Drug Administration ("FDA"). The Company's new drug application ("NDA") filing for Xtampza was accepted by the FDA on February 10, 2015.

The Company's operations are subject to certain risks and uncertainties. The risks include negative outcome of clinical trials, inability or delay in completing clinical trials or obtaining regulatory approvals, changing market conditions for products being developed by the Company, the need to retain key personnel and protect intellectual property, patent infringement litigation and the availability of additional capital financing on terms acceptable to the Company.

Basis of Accounting

The financial statements include the accounts of the Company and are prepared in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Company has experienced net losses and negative cash flows from operating activities since its inception, and as of December 31, 2013 and December 31, 2014, had a deficit accumulated of $80,536 and $101,753, respectively. The Company expects to continue to incur net losses in the foreseeable future. A successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company's cost structure.

On March 6, 2015, the Company received aggregate consideration of $50,000 from the issuance of Series D preferred stock, comprised of $45,000 in cash and $5,000 in convertible notes from related parties.

The Company expects to continue to incur losses for the foreseeable future. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional cash. Management intends to fund future operations through additional private or public debt or equity offerings, and may seek additional capital through arrangements with strategic partners or from other sources. The Company believes that it will have sufficient cash to fund operations and future growth initiatives through December 31, 2015; however, there can be no assurance that the Company will be successful in achieving its projections, reducing costs, or raising additional funds with terms acceptable to the Company. If the Company is unable to obtain financing or increase profitability, the related lack of liquidity will have a material adverse effect on the Company's operations and future prospects.